UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.2%
Hotels, Restaurants & Leisure - 2.2%
Bwin.Party Digital Entertainment PLC	2,375,000	$5,238,830	*(a)
Yum! Brands Inc.	98,000	5,176,360

Total Hotels, Restaurants & Leisure		10,415,190

Household Durables - 1.0%
Stanley Black & Decker Inc.	67,200	4,419,744

Media - 6.2%
Time Warner Cable Inc.	76,400	5,600,884
Time Warner Inc.	352,480	12,393,197
Viacom Inc., Class B Shares	223,500	10,821,870

Total Media		28,815,951

Multiline Retail - 0.8%
Kohl’s Corp.	71,800	3,928,178

Specialty Retail - 3.0%
Best Buy Co. Inc.	133,600	3,687,360
Chico’s FAS Inc.	453,300	6,840,297
Staples Inc.	207,700	3,335,662

Total Specialty Retail		13,863,319

TOTAL CONSUMER DISCRETIONARY		61,442,382

CONSUMER STAPLES - 5.8%
Beverages - 1.6%
PepsiCo Inc.	115,500	7,396,620

Food & Staples Retailing - 3.2%
CVS Caremark Corp.	226,000	8,215,100
Wal-Mart Stores Inc.	128,000	6,746,880

Total Food & Staples Retailing		14,961,980

Household Products - 1.0%
Procter & Gamble Co.	79,000	4,857,710

TOTAL CONSUMER STAPLES		27,216,310

ENERGY - 10.1%
Energy Equipment & Services - 5.8%
Baker Hughes Inc.	140,000	10,833,200
National-Oilwell Varco Inc.	135,500	10,917,235
Transocean Ltd.	83,000	5,109,480

Total Energy Equipment & Services		26,859,915

Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	34,800	4,305,456
ConocoPhillips	102,500	7,378,975
Exxon Mobil Corp.	69,801	5,569,422
Noble Energy Inc.	30,000	2,990,400

Total Oil, Gas & Consumable Fuels		20,244,253

TOTAL ENERGY		47,104,168

FINANCIALS - 12.3%
Capital Markets - 4.6%
Blackstone Group LP	183,236	3,043,550
Morgan Stanley	159,900	3,557,775
State Street Corp.	126,200	5,233,514
TD Ameritrade Holding Corp.	530,000	9,730,800

Total Capital Markets		21,565,639

Commercial Banks - 1.0%
Huntington Bancshares Inc.	765,000	4,624,425

Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	210,431	8,511,934

Insurance - 4.9%
Allstate Corp.	70,500	1,954,260
Assured Guaranty Ltd.	762,100	10,783,715
Genworth Financial Inc., Class A Shares	545,000	4,534,400	*
MetLife Inc.	115,000	4,739,150

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Insurance - 4.9% (continued)
Syncora Holdings Ltd.	1,550,000	$620,000	*

Total Insurance		22,631,525

TOTAL FINANCIALS		57,333,523

HEALTH CARE - 11.2%
Biotechnology - 1.6%
Celgene Corp.	84,000	4,981,200	*
Human Genome Sciences Inc.	130,000	2,731,300	*

Total Biotechnology		7,712,500

Health Care Equipment & Supplies - 1.8%
Gen-Probe Inc.	49,500	2,997,225	*
Medtronic Inc.	146,100	5,266,905

Total Health Care Equipment & Supplies		8,264,130

Health Care Providers & Services - 4.6%
McKesson Corp.	64,500	5,232,240
UnitedHealth Group Inc.	213,989	10,620,274
WellPoint Inc.	81,400	5,498,570

Total Health Care Providers & Services		21,351,084

Pharmaceuticals - 3.2%
Abbott Laboratories	79,000	4,054,280
Merck & Co. Inc.	251,300	8,576,869
Nektar Therapeutics	381,400	2,456,216	*

Total Pharmaceuticals		15,087,365

TOTAL HEALTH CARE		52,415,079

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.9%
Goodrich Corp.	98,000	9,323,720
Northrop Grumman Corp.	48,800	2,952,888
Raytheon Co.	30,219	1,351,696

Total Aerospace & Defense		13,628,304

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	77,600	5,371,472

Airlines - 2.3%
Delta Air Lines Inc.	625,300	4,933,617	*
United Continental Holdings Inc.	310,800	5,631,696	*

Total Airlines		10,565,313

Commercial Services & Supplies - 1.9%
Republic Services Inc.	193,520	5,617,885
TMS International Corp., Class A Shares	267,647	3,313,470	*

Total Commercial Services & Supplies		8,931,355

Electrical Equipment - 0.7%
Emerson Electric Co.	70,500	3,460,845

Industrial Conglomerates - 3.4%
3M Co.	116,000	10,108,240
United Technologies Corp.	71,300	5,906,492

Total Industrial Conglomerates		16,014,732

Professional Services - 1.7%
FTI Consulting Inc.	224,100	8,132,589	*

Road & Rail - 1.0%
Hertz Global Holdings Inc.	315,000	4,432,050	*

TOTAL INDUSTRIALS		70,536,660

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 1.3%
Cisco Systems Inc.	368,900	5,891,333

Computers & Peripherals - 4.0%
EMC Corp.	712,000	18,568,960	*

Electronic Equipment, Instruments & Components - 1.9%
Avnet Inc.	129,800	3,803,140	*

See Notes to Schedule of Investments.

2

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.9% (continued)
Jabil Circuit Inc.	279,150	$5,111,237

Total Electronic Equipment, Instruments & Components		8,914,377

Internet Software & Services - 1.3%
eBay Inc.	185,000	6,058,750	*

IT Services - 6.7%
International Business Machines Corp.	114,200	20,767,270
Lender Processing Services Inc.	198,500	3,737,755
MasterCard Inc., Class A Shares	23,100	7,005,075

Total IT Services		31,510,100

Semiconductors & Semiconductor Equipment - 5.1%
Micron Technology Inc.	1,145,000	8,438,650	*
NXP Semiconductors NV	324,500	6,418,610	*
Texas Instruments Inc.	295,000	8,776,250

Total Semiconductors & Semiconductor Equipment		23,633,510

Software - 6.4%
Adobe Systems Inc.	139,900	3,878,028	*
MICROS Systems Inc.	103,000	5,043,910	*
Nuance Communications Inc.	416,000	8,324,160	*
Red Hat Inc.	221,000	9,299,680	*
Take-Two Interactive Software Inc.	265,200	3,577,548	*

Total Software		30,123,326

TOTAL INFORMATION TECHNOLOGY		124,700,356

MATERIALS - 0.7%
Chemicals - 0.7%
Eastman Chemical Co.	35,000	3,397,285

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	137,300	4,017,398

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	538,000	6,622,780	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $395,121,371)		454,785,941

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Interest in $100,000,000 joint tri-party repurchase agreement dated 7/29/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $3,553,053; (Fully collateralized by U.S. government agency obligations, 3.750% due 6/28/13; Market value - $3,624,062)	0.180%	8/1/11	$3,553,000	3,553,000
Interest in $100,000,000 joint tri-party repurchase agreement dated 7/29/11 with RBS Securities Inc.; Proceeds at maturity - $3,552,053; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $3,623,124)	0.180%	8/1/11	3,552,000	3,552,000
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity - $3,552,038; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $3,623,041)	0.130%	8/1/11	3,552,000	3,552,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,657,000)				10,657,000

TOTAL INVESTMENTS - 99.7% (Cost - $405,778,371#)				465,442,941
Other Assets in Excess of Liabilities - 0.3%				1,342,616

TOTAL NET ASSETS - 100.0%				$466,785,557

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$56,203,552	$5,238,830	—	$61,442,382
Other common stocks	393,343,559	—	—	393,343,559

Total long-term investments	$449,547,111	$5,238,830	—	$454,785,941

Short-term investments†	—	10,657,000	—	10,657,000

Total investments	$449,547,111	$15,895,830	—	$465,442,941

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

4

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$104,249,191
Gross unrealized depreciation	(44,584,621)

Net unrealized appreciation	$59,664,570

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 22, 2011